American Mutual Fund®
Investment portfolio
July 31, 2024
unaudited

Common stocks 94.88% Energy 4.61%	Shares	Value (000)
Baker Hughes Co., Class A	4,900,518	$189,748
Canadian Natural Resources, Ltd. (CAD denominated)	4,158,034	147,631
Chevron Corp.	1,021,272	163,884
ConocoPhillips	6,485,305	721,166
EOG Resources, Inc.	4,252,756	539,249
Exxon Mobil Corp.	11,819,369	1,401,659
Schlumberger NV	1,600,013	77,265
TC Energy Corp.	14,604,627	619,382
TC Energy Corp. (CAD denominated)	19,020,167	807,563
		4,667,547
Materials 2.75%
Air Products and Chemicals, Inc.	1,527,874	403,130
Eastman Chemical Co.	1,765,506	182,430
Ecolab, Inc.	731,469	168,743
International Paper Co.	7,819,049	363,429
Linde PLC	3,314,486	1,503,119
Nutrien, Ltd.	1,105,472	56,600
Sherwin-Williams Co.	308,371	108,177
		2,785,628
Industrials 15.59%
Airbus SE, non-registered shares	1,128,235	170,375
Automatic Data Processing, Inc.	2,041,334	536,095
BAE Systems PLC (ADR)	6,430,395	429,229
Broadridge Financial Solutions, Inc.	450,170	96,336
Canadian National Railway Co.	80,388	9,305
Canadian National Railway Co. (CAD denominated)	1,744,292	201,927
Carrier Global Corp.	14,383,638	979,670
CSX Corp.	2,344,509	82,292
Emerson Electric Co.	676,023	79,169
Equifax, Inc.	1,002,080	279,951
FedEx Corp.	1,570,805	474,776
GE Vernova, Inc.[1]	157,714	28,111
General Dynamics Corp.	1,777,058	530,825
General Electric Co.	15,549,115	2,646,459
HEICO Corp., Class A	242,226	46,050
Honeywell International, Inc.	2,805,104	574,345
Illinois Tool Works, Inc.	1,041,026	257,425
Ingersoll-Rand, Inc.	724,833	72,773
L3Harris Technologies, Inc.	817,306	185,439
Northrop Grumman Corp.	986,632	477,846
Otis Worldwide Corp.	1,518,124	143,463
Paychex, Inc.	5,789,669	741,193
RELX PLC (ADR)[2]	1,972,996	93,185
Robert Half, Inc.	141,500	9,083
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RTX Corp.	31,434,141	$3,693,197
Siemens AG	508,442	93,200
Stanley Black & Decker, Inc.	2,385,855	251,994
TFI International, Inc.	1,941,197	302,341
Union Pacific Corp.	7,760,566	1,914,764
Waste Connections, Inc.	1,279,079	227,382
Waste Management, Inc.	865,400	175,382
		15,803,582
Consumer discretionary 3.50%
D.R. Horton, Inc.	2,640,178	475,047
Darden Restaurants, Inc.	929,875	136,031
General Motors Co.	389,271	17,253
Hasbro, Inc.[3]	7,485,322	482,504
Home Depot, Inc.	3,801,825	1,399,680
McDonald’s Corp.	1,860,189	493,694
Starbucks Corp.	4,167,072	324,823
TJX Companies, Inc.	1,938,560	219,096
		3,548,128
Consumer staples 7.51%
Altria Group, Inc.	453,771	22,239
British American Tobacco PLC (ADR)	17,985,457	641,002
Church & Dwight Co., Inc.	499,478	48,954
Coca-Cola Co.	4,163,042	277,841
Colgate-Palmolive Co.	985,703	97,772
Constellation Brands, Inc., Class A	3,365,705	825,136
Dollar General Corp.	4,990,138	600,763
General Mills, Inc.	12,644,582	848,957
Hershey Co.	2,948,920	582,353
Kenvue, Inc.	12,921,098	238,911
Keurig Dr Pepper, Inc.	5,208,265	178,539
Mondelez International, Inc., Class A	16,767,668	1,146,070
Nestlé SA	2,276,188	231,058
PepsiCo, Inc.	2,211,201	381,808
Philip Morris International, Inc.	6,274,440	722,565
Procter & Gamble Co.	3,492,758	561,496
Sysco Corp.	2,706,771	207,474
		7,612,938
Health care 15.59%
Abbott Laboratories	14,152,783	1,499,346
AbbVie, Inc.	18,814,926	3,486,782
Amgen, Inc.	2,200,676	731,659
AstraZeneca PLC (ADR)	10,480,310	829,516
Bristol-Myers Squibb Co.	12,346,991	587,223
Cencora, Inc.	547,054	130,133
CVS Health Corp.	11,261,094	679,382
Danaher Corp.	2,140,575	593,110
Elevance Health, Inc.	91,442	48,650
Eli Lilly and Co.	1,217,867	979,494
GE HealthCare Technologies, Inc.	3,362,211	284,544
Gilead Sciences, Inc.	15,707,727	1,194,730
GSK PLC (ADR)	1,730,542	67,093
Johnson & Johnson	1,211,061	191,166
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
McKesson Corp.	100,621	$62,085
Medtronic PLC	5,334,418	428,460
Merck & Co., Inc.	2,710,056	306,589
Novartis AG (ADR)	892,309	99,475
Novo Nordisk AS, Class B (ADR)	1,872,816	248,392
Pfizer, Inc.	1,487,185	45,419
Sanofi	1,023,095	105,216
Stryker Corp.	461,911	151,253
Takeda Pharmaceutical Co., Ltd. (ADR)[2]	12,949,449	179,738
Thermo Fisher Scientific, Inc.	717,341	439,974
UnitedHealth Group, Inc.	4,215,262	2,428,665
		15,798,094
Financials 15.15%
American International Group, Inc.	1,763,702	139,738
Aon PLC, Class A	285,830	93,898
Apollo Asset Management, Inc.	160,868	20,158
Arthur J. Gallagher & Co.	605,959	171,783
Berkshire Hathaway, Inc., Class B1	467,291	204,907
BlackRock, Inc.	579,826	508,217
Blackstone, Inc.	2,231,577	317,219
Capital One Financial Corp.	4,403,889	666,749
Carlyle Group, Inc. (The)	2,020,520	100,501
Charles Schwab Corp. (The)	710,305	46,305
Chubb, Ltd.	3,568,562	983,710
CME Group, Inc., Class A	1,439,737	278,891
East West Bancorp, Inc.	3,058,162	268,782
Equitable Holdings, Inc.	1,236,172	53,909
Fidelity National Information Services, Inc.	14,970,518	1,150,185
Great-West Lifeco, Inc.	17,307,165	519,848
JPMorgan Chase & Co.	9,550,026	2,032,246
KKR & Co., Inc.	598,701	73,910
Marsh & McLennan Companies, Inc.	3,875,884	862,655
Mastercard, Inc., Class A	1,221,341	566,348
Morgan Stanley	6,584,561	679,593
National Bank of Canada	1,972,936	165,020
PNC Financial Services Group, Inc.	6,114,575	1,107,350
Principal Financial Group, Inc.	3,047,755	248,423
Progressive Corp.	1,982,912	424,581
Royal Bank of Canada	340,748	38,077
S&P Global, Inc.	1,323,257	641,422
State Street Corp.	3,289,973	279,549
Toronto-Dominion Bank (The)	357,732	21,117
Toronto-Dominion Bank (The) (CAD denominated)[2]	2,292,567	135,380
Truist Financial Corp.	13,170,503	588,590
U.S. Bancorp	1,982,911	88,993
Visa, Inc., Class A	2,958,887	786,087
Wells Fargo & Co.	14,324,651	850,025
Western Union Co.	10,305,600	122,534
Willis Towers Watson PLC	419,312	118,363
		15,355,063
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology 18.72%	Shares	Value (000)
Accenture PLC, Class A	4,828,824	$1,596,506
Amphenol Corp., Class A	4,174,029	268,223
Analog Devices, Inc.	2,257,391	522,315
Apple, Inc.	18,532,813	4,115,767
Applied Materials, Inc.	865,235	183,603
Broadcom, Inc.	10,891,280	1,750,011
Intel Corp.	19,272,786	592,445
KLA Corp.	737,174	606,746
Microsoft Corp.	14,256,494	5,964,204
Oracle Corp.	3,736,561	521,063
Salesforce, Inc.	2,349,877	608,148
Samsung Electronics Co., Ltd.	3,024,330	185,949
Samsung Electronics Co., Ltd. (GDR)	34,680	53,252
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,657,043	606,338
Texas Instruments, Inc.	6,843,177	1,394,708
		18,969,278
Communication services 2.53%
AT&T, Inc.	2,305,136	44,374
Comcast Corp., Class A	15,360,751	633,938
Electronic Arts, Inc.	978,439	147,686
Meta Platforms, Inc., Class A	2,841,887	1,349,413
T-Mobile US, Inc.	1,302,021	237,332
Verizon Communications, Inc.	3,668,929	148,665
		2,561,408
Utilities 5.95%
American Electric Power Co., Inc.	1,422,737	139,599
CenterPoint Energy, Inc.[3]	32,247,810	894,877
Constellation Energy Corp.	4,501,518	854,388
Dominion Energy, Inc.	2,751,734	147,108
DTE Energy Co.	6,601,384	795,665
Duke Energy Corp.	1,239,938	135,488
Edison International	3,984,192	318,775
Exelon Corp.	3,156,786	117,432
NextEra Energy, Inc.	6,692,564	511,245
Pinnacle West Capital Corp.	3,809,496	326,055
Public Service Enterprise Group, Inc.	3,148,724	251,174
Sempra	11,622,363	930,486
Southern Co. (The)	5,005,076	418,024
Xcel Energy, Inc.	3,336,247	194,436
		6,034,752
Real estate 2.98%
CubeSmart REIT	2,181,078	103,776
Digital Realty Trust, Inc. REIT	1,642,965	245,607
Equinix, Inc. REIT	471,574	372,657
Extra Space Storage, Inc. REIT	2,097,031	334,728
Federal Realty Investment Trust REIT	2,291,893	255,890
Prologis, Inc. REIT	3,117,750	392,992
Public Storage REIT	1,546,452	457,626
American Mutual Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Rexford Industrial Realty, Inc. REIT	5,646,031	$282,922
Welltower, Inc. REIT	5,196,143	578,071
		3,024,269
Total common stocks (cost: $59,714,992,000)		96,160,687
Convertible stocks 0.02% Materials 0.02%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	542,816	24,275
Total convertible stocks (cost: $27,141,000)		24,275
Short-term securities 5.06% Money market investments 5.03%
Capital Group Central Cash Fund 5.32%[3,4]	50,993,792	5,099,379
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.32%[3,4,5]	184,793	18,479
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[4,5]	1,000,000	1,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[4,5]	1,000,000	1,000
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[4,5]	1,000,000	1,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[4,5]	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[4,5]	1,000,000	1,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[4,5]	1,000,000	1,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[4,5]	1,000,000	1,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[4,5]	860,880	861
		26,340
Total short-term securities (cost: $5,125,682,000)		5,125,719
Total investment securities 99.96% (cost: $64,867,815,000)		101,310,681
Other assets less liabilities 0.04%		37,679
Net assets 100.00%		$101,348,360
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates3

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.36%
Consumer discretionary 0.48%
Hasbro, Inc.	$406,016	$1,025	$89,414	$(22,908)	$187,785	$482,504	$12,612
Utilities 0.88%
CenterPoint Energy, Inc.	1,163,559	—	306,346	8,292	29,372	894,877	22,890
Total common stocks						1,377,381
Short-term securities 5.05%
Money market investments 5.03%
Capital Group Central Cash Fund 5.32%[4]	5,988,695	10,202,225	11,091,647	1,409	(1,303)	5,099,379	223,819
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.32%[4,5]	16,657	1,822 [6]				18,479	— [7]
Total short-term securities						5,117,858
Total 6.41%				$(13,207)	$215,854	$6,495,239	$259,321

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $31,334,000, which represented .03% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 7/31/2024.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of July 31, 2024 (dollars in thousands):
American Mutual Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,667,547	$—	$—	$4,667,547
Materials	2,785,628	—	—	2,785,628
Industrials	15,540,007	263,575	—	15,803,582
Consumer discretionary	3,548,128	—	—	3,548,128
Consumer staples	7,381,880	231,058	—	7,612,938
Health care	15,692,878	105,216	—	15,798,094
Financials	15,355,063	—	—	15,355,063
Information technology	18,730,077	239,201	—	18,969,278
Communication services	2,561,408	—	—	2,561,408
Utilities	6,034,752	—	—	6,034,752
Real estate	3,024,269	—	—	3,024,269
Convertible stocks	24,275	—	—	24,275
Short-term securities	5,125,719	—	—	5,125,719
Total	$100,471,631	$839,050	$—	$101,310,681

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-003-0924
American Mutual Fund — Page 8 of 8